Document And Entity Information	12 Months Ended
Oct. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	Arras Minerals Corp.
Trading Symbol	ARRKF
Document Type	20-F
Current Fiscal Year End Date	--10-31
Entity Common Stock, Shares Outstanding	52,566,150
Amendment Flag	false
Entity Central Index Key	0001855743
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Oct. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-56306
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	777 Dunsmuir Street
Entity Address, Address Line Two	Suite 1605
Entity Address, City or Town	Vancouver
Entity Address, Postal Zip Code	V7Y 1K4
Entity Address, Country	CA
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	995
Auditor Name	Smythe LLP
Auditor Location	Vancouver, Canada
Security Exchange Name	NONE
Title of 12(b) Security	N/A
Business Contact
Document Information Line Items
Entity Address, Address Line One	777 Dunsmuir Street
Entity Address, Address Line Two	Suite 1605
Entity Address, City or Town	Vancouver
Entity Address, Postal Zip Code	V7Y 1K4
Entity Address, Country	CA
Contact Personnel Name	Timothy T. Barry
Entity Address, State or Province	BC
City Area Code	(604)
Local Phone Number	687-5800